Condensed Consolidated Balance Sheet (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 869,081	$ 800,735
Restricted Cash	32,307	31,936
Accounts receivables and other receivables, net	2,489,535	5,528,826
Income taxes receivable	1,373,310	1,657,829
Other current assets	990,815	2,778,826
Total Current Assets	5,755,048	10,798,152
Non Current Assets:
Property and equipment, net	574,334	593,357
Intangible assets, net	7,074,524	6,168,534
Total Non Current Assets	7,648,858	6,761,891
Total Assets	13,403,906	17,560,043
Current Liabilities:
Accounts payable	4,227,424	3,373,487
Vouchers payable	2,725,970	6,477,256
Accrued expenses	4,788,234	3,128,515
Value-added tax payable	241,509	32,387
Other current liabilities	95,592	143,073
Shareholder loans payable	9,013,611	50,057,013
Short-term borrowings	315,940	558,206
Total Current Liabilities	21,408,280	63,769,937
Convertible Shareholder loans, at fair value		22,560,124
Total Non current Liabilities		22,560,124
Total Liabilities	21,408,280	86,330,061
Commitments and Contingencies (Note 15)
Stockholders’ Deficit:
Common stock	115,636	65,280
Additional paid-in capital	153,009,329	74,374,429
Merger Reserve	12,609,377
Preference Share - Share Cap	63,905
Accumulated deficit	(174,965,279)	(148,420,321)
Accumulated other comprehensive income	1,162,658	5,210,594
Total Stockholders’ Deficit	(8,004,374)	(68,770,018)
Total Liabilities and Stockholders’ Deficit	$ 13,403,906	$ 17,560,043